Note 11 - Employee Savings Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	70.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0	$ 0